Activity in Accident and Health Claim Reserves (Detail) (Accident and health, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accident and health
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Balance at January 1, net of reinsurance recoverables of $221,718, $188,089, and $156,294, respectively	$ 107,410	$ 91,813	$ 78,904
Adjustment related to the reclassification of reserves from prior years			417
Adjustment primarily related to commutation and assumption reinsurance on blocks of business	(70)	(272)	(216)
Current year	54,096	42,876	32,157
Prior years	5,359	8,119	5,752
Total incurred	59,455	50,995	37,909
Current year	3,519	3,001	2,931
Prior years	35,871	32,125	22,270
Total paid	39,390	35,126	25,201
Balance at December 31, net of reinsurance recoverables of $259,829, $221,718, and $188,089, respectively	$ 127,405	$ 107,410	$ 91,813